BLACKROCK FUNDSSM

BlackRock Short-Term Inflation-Protected Securities Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus and Prospectus, each dated February 16, 2016,

and Statement of Additional Information (“SAI”) dated February 16, 2016 (as amended October 21, 2016)

Effective June 19, 2017, the Fund will change its name to iShares Short-Term TIPS Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-STIPSI-0417SUP